UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  6/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2012 (Unaudited)

Investors Cash Trust-Treasury Portfolio
	Principal Amount ($)	Value ($)
Government & Agency Obligations 41.3%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.08% *, 7/12/2012	125,000,000	124,996,945
0.08% *, 7/19/2012	50,000,000	49,998,000
0.085% *, 7/19/2012	50,000,000	49,997,875
0.085% *, 7/26/2012	50,000,000	49,997,049
0.095% *, 8/2/2012	100,000,000	99,991,555
0.125% *, 8/23/2012	145,000,000	144,973,316
0.14% *, 10/25/2012	60,000,000	59,972,933
0.15% *, 9/13/2012	75,000,000	74,976,875
U.S. Treasury Notes:
0.375%, 8/31/2012	136,226,000	136,285,159
0.375%, 9/30/2012	45,000,000	45,027,585
0.375%, 10/31/2012	102,000,000	102,081,292
0.625%, 7/31/2012	68,000,000	68,028,128
0.625%, 2/28/2013	25,000,000	25,071,344
1.125%, 6/15/2013	100,000,000	100,865,410
1.375%, 10/15/2012	90,000,000	90,316,891
1.375%, 1/15/2013	25,000,000	25,157,965
1.375%, 3/15/2013	25,000,000	25,204,238
1.75%, 8/15/2012	100,000,000	100,199,940
3.375%, 11/30/2012	100,000,000	101,328,659
4.0%, 11/15/2012	175,000,000	177,505,553
4.25%, 9/30/2012	33,000,000	33,337,984

Total Government & Agency Obligations (Cost $1,685,314,696)		1,685,314,696
Repurchase Agreements 58.1%
Barclays Capital, 0.15%, dated 6/29/2012, to be repurchased at $225,002,813 on 7/2/2012 (a)	225,000,000	225,000,000
BNP Paribas, 0.13%, dated 6/29/2012, to be repurchased at $250,002,708 on 7/2/2012 (b)	250,000,000	250,000,000
Citigroup Global Markets, Inc., 0.16%, dated 6/29/2012, to be repurchased at $308,004,107 on 7/2/2012 (c)	308,000,000	308,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.15%, dated 6/29/2012, to be repurchased at $150,001,875 on 7/2/2012 (d)	150,000,000	150,000,000
JPMorgan Securities, Inc., 0.14%, dated 6/29/2012, to be repurchased at $429,005,005 on 7/2/2012 (e)	429,000,000	429,000,000
Merrill Lynch & Co., Inc., 0.14%, dated 6/29/2012, to be repurchased at $812,243,523 on 7/2/2012 (f)	812,234,047	812,234,047
The Toronto-Dominion Bank, 0.15%, dated 6/29/2012, to be repurchased at $200,002,500 on 7/2/2012 (g)	200,000,000	200,000,000

Total Repurchase Agreements (Cost $2,374,234,047)		2,374,234,047

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,059,548,743) †	99.4	4,059,548,743
Other Assets and Liabilities, Net	0.6	24,396,209

Net Assets	100.0	4,083,944,952

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $4,059,548,743.
(a)	Collateralized by $168,019,200 U.S. Treasury Bond, 4.375%, maturing on 2/15/2038 with a value of $229,500,107.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
203,994,500	U.S. Treasury Bill	—	6/27/2013	203,562,644
51,426,200	U.S. Treasury Note	0.375	4/15/2015	51,437,434
Total Collateral Value				255,000,078

(c)	Collateralized by $311,616,200 U.S. Treasury Notes, with various coupon rates from 1.0-2.25%, with the various maturity dates of 5/31/2014-8/31/2016 with a value of $320,320,034.
(d)	Collateralized by $153,429,000 U.S. Treasury Notes, with various coupon rates from 0.25-1.0%, with the various maturity dates of 5/15/2015-3/31/2017 with a value of $153,003,985.
(e)	Collateralized by $621,326,943 U.S. Treasury STRIPS, with the various maturity dates of 5/15/2019-11/15/2028 with a value of $437,583,313.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,528,300	U.S. Treasury Bond	4.375	5/15/2041	18,466,642
769,096,400	U.S. Treasury Notes	0.125-2.25	12/31/2013-7/31/2018	810,012,188
Total Collateral Value				828,478,830

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
25,424,800	U.S. Treasury Bond	3.875	8/15/2040	32,237,669
162,358,600	U.S. Treasury Notes	0.25-4.75	9/30/2012-8/15/2019	171,762,362
Total Collateral Value				204,000,031

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Government & Agency Obligations(h)	$—	$1,685,314,696	$—	$1,685,314,696
Repurchase Agreements	—	2,374,234,047	—	2,374,234,047
Total	$—	$4,059,548,743	$—	$4,059,548,743

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.
(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 15, 2012